Victory Sycamore Small Company Opportunity Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [1]	Dec. 31, 2024
Russell 3000® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%		12.55%
Russell 2000® Value Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.05%	7.29%		7.14%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(0.82%)	6.02%		8.32%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	5.54%	7.65%		9.33%
Class R
Prospectus [Line Items]
Average Annual Return, Percent	4.95%	7.08%		8.74%
Class R | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.91%	5.34%		6.87%
Class R | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.52%	5.44%		6.70%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	5.59%	7.70%	10.55%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	5.49%	7.56%		9.18%

[1]	Inception date of Class R6 is December 15, 2015.